Financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair value of financial instruments

June 30, 2021	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,929,128	$1,929,128	$1,824,899	$—	$104,229
Development loans and other receivables	7,962	9,299	—	9,299	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	23,494	23,494	—	—	23,494
Energy contracts not designated as cash flow hedge	279	279	—	—	279
Interest rate swap designated as a hedge	2,365	2,365	—	2,365	—
Commodity contracts for regulated operations	2,406	2,406	—	2,406	—
Cross-currency swap designated as a net investment hedge	3,717	3,717		3,717
Total derivative instruments	32,261	32,261	—	8,488	23,773
Total financial assets	$1,969,351	$1,970,688	$1,824,899	$17,787	$128,002
Long-term debt	$6,622,363	$7,075,179	$2,488,347	$4,586,832	$—
Convertible debentures	285	433	433	—	—
Preferred shares, Series C	13,868	15,211	—	15,211	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	15,384	15,384	—	—	15,384
Energy contracts not designated as a cash flow hedge	2,527	2,527	—	—	2,527
Cross-currency swap designated as a net investment hedge	55,720	55,720	—	55,720	—
Interest rate swaps designated as a hedge	9,124	9,124	—	9,124	—
Total derivative instruments	82,755	82,755	—	64,844	17,911
Total financial liabilities	$6,719,271	$7,173,578	$2,488,780	$4,666,887	$17,911
21.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2020	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,839,212	$1,839,212	$1,708,683	$20,015	$110,514
Development loans and other receivables	23,804	31,088	—	31,088	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	51,525	51,525	—	—	51,525
Energy contracts not designated as a cash flow hedge	388	388	—	—	388
Commodity contracts for regulatory operations	194	194	—	194	—
Total derivative instruments	52,107	52,107	—	194	51,913
Total financial assets	$1,915,123	$1,922,407	$1,708,683	$51,297	$162,427
Long-term debt	$4,538,470	$5,140,059	$2,316,586	$2,823,473	$—
Notes payable to related party	30,493	30,493	—	30,493	—
Convertible debentures	295	623	623	—	—
Preferred shares, Series C	13,698	15,565	—	15,565	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	5,597	5,597	—	—	5,597
Energy contracts not designated as a cash flow hedge	332	332	—	—	332
Cross-currency swap designated as a net investment hedge	84,218	84,218	—	84,218	—
Interest rate swaps designated as a hedge	19,649	19,649	—	19,649	—
Commodity contracts for regulated operations	614	614	—	614	—
Total derivative instruments	110,410	110,410	—	104,481	5,929
Total financial liabilities	$4,693,366	$5,297,150	$2,317,209	$2,974,012	$5,929

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

2021
Financial contracts: Swaps	2,668,464
Forward contracts	500,000
3,168,464

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts on the unaudited interim consolidated balance sheets:

	June 30, 2021	December 31, 2020
Regulatory assets:
Swap contracts	$911	$228
Option contracts	$68	$50
Forward contracts	$—	$693
Regulatory liabilities:
Swap contracts	$—	$271
Option contracts	$—	$76
Forward contracts	$197	$—

Long-Term Energy Derivative Contracts

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
2,479,234	December 2031	$23.50	NI HUB
4,822,668	September 2030	$24.54	Illinois Hub
577,686	December 2028	$33.03	PJM Western HUB
2,682,564	December 2027	$24.20	NI HUB
2,136,795	December 2027	$36.46	ERCORT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Effective portion of cash flow hedge	$(32,436)	$(2,085)	$(63,167)	$(12,890)
Amortization of cash flow hedge	(214)	(1,100)	(1,112)	(1,108)
Amounts reclassified from AOCI	859	(3,028)	40,132	(6,303)
OCI attributable to shareholders of AQN	$(31,791)	$(6,213)	$(24,147)	$(20,301)

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Change in unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(2,305)	$449	$(2,627)	$627
Total change in unrealized gain (loss) on derivative financial instruments	$(2,305)	$449	$(2,627)	$627
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	196	(549)	359	(681)
Total realized gain (loss) on derivative financial instruments	$196	$(549)	$359	$(681)
Loss on derivative financial instruments not accounted for as hedges	(2,109)	(100)	(2,268)	(54)
Amortization of AOCI gains frozen as a result of hedge dedesignation	755	1,489	2,003	1,500
	$(1,354)	$1,389	$(265)	$1,446
Amounts recognized in the consolidated statements of operations consist of:
Gain (loss) on derivative financial instruments	$(1,354)	$1,389	$(265)	$1,446